Note 2 - Significant Accounting Polices and Recent Accounting Pronouncements - Schedule of Revenue by Major Customers (Details) - Sales Revenue, Net [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration risk percentage	94.00%	91.00%	88.00%
Major Customer A [Member]
Concentration risk percentage	28.00%	30.00%	31.00%
Major Customer B [Member]
Concentration risk percentage	29.00%	28.00%	26.00%
Major Customer C [Member]
Concentration risk percentage	16.00%	14.00%	13.00%
Major Customer D [Member
Concentration risk percentage	21.00%	19.00%	18.00%